Leases - Summary of Operating Lease ROU Assets and Operating Lease Liabilities (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Leases [Abstract]
Cash paid for operating lease liabilities			$ 8,830	$ 8,108
Operating lease ROU assets obtained in exchange for operating lease liabilities	$ 4,806	$ 1,549	$ 5,491	$ 56,025
Weighted average remaining lease term (in years)			9 years 7 months 6 days	10 years 2 months 12 days
Weighted average discount rate			7.10%	7.10%